EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE [Text Block]

19. EARNINGS PER SHARE

A summary of the Company's calculation of basic and diluted earnings per share is as follows:

	Year ended March 31,
	2026	2025
	$	$
Net loss from continuing operations after income taxes	(3,235,638)	(3,756,729)
Net loss from discontinued operations after income taxes	(8,080)	(212,813)
Net loss	(3,243,718)	(3,969,542)

Weighted average number of common shares outstanding	117,910,795	119,794,951
Dilutive effect of commitment to issue shares	555,793	793,093
Diluted weighted average number of common shares outstanding	118,466,588	120,588,044

Basic and diluted loss per share, continuing operations	(0.03)	(0.03)

Basic and diluted loss per share, discontinued operations	(0.00)	(0.00)

Basic and diluted loss per share	(0.03)	(0.03)

The computation of diluted earnings per share excludes the effect of the potential exercise of warrants and stock options when the average market price of the common stock is lower than the exercise price of the respective warrant or stock option and when inclusion of these amounts would be anti-dilutive. For the years ended March 31, 2026 and 2025, the number of warrants excluded from the computation was 4,000,000 and 4,000,000, respectively. For the years ended March 31, 2026 and 2025, the number of outstanding stock options excluded from the computation was 5,375,000 (exercisable - 3,583,333) and 5,425,000 (exercisable - 1,808,333), respectively.